Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balances (current and non-current)	83,047	60,796
Additions	14,267	11,396
Amortizations	(32,360)	(39,207)
Impairments	(4,158)	(217)
Ending balances (current and non-current)	60,796	32,768
Deferred costs	60,796	32,768
-Current portion	4,139	22,125
-Non-current portion	56,657	10,643